Equity (Details) R$ / shares in Units, R$ in Millions		3 Months Ended
	Apr. 19, 2017 R$ / shares shares	Mar. 31, 2018 BRL (R$) Vote item shares	Dec. 31, 2017 BRL (R$) shares	Apr. 19, 2017 $ / shares shares	Apr. 10, 2017 BRL (R$) shares
Disclosure of classes of share capital
Issued capital | R$		R$ 2,182.5	R$ 2,163.4
Number of votes per common share | Vote		1
Proceeds from exercise of options | R$		R$ 8.0
Common shares
Disclosure of classes of share capital
Shares issued (in shares)		928,965,058	928,965,058
Preferred shares
Disclosure of classes of share capital
Shares issued (in shares)		323,965,337	321,753,720
Multiplier to price per share paid to the controlling shareholder used to determine the purchase price per share of preferred shares in a public offering | item		75
Multiplier to the price per common share that preferred shares have the right to receive in the case of liquidation upon splitting of remaining assets among shareholders | item		75
Multiplier to the price per common share used to determine the amount of dividends that may be received | item		75
Number of shares issued related to the exercise of stock options		2,211,617
IPO | Preferred shares
Disclosure of classes of share capital
Shares issued (in shares)	96,239,837			96,239,837
Number of shares offered in IPO by entity	63,000,000
Number of shares offered in IPO by selling shareholders	33,239,837
Initial public offering price per share | R$ / shares	R$ 21.00
Initial public offering price per ADS | $ / shares				$ 20.06
Number of preferred shares represented by each ADS	3			3
Issued capital
Disclosure of classes of share capital
Proceeds from exercise of options | R$		R$ 19.1
IPO | Preferred shares
Disclosure of classes of share capital
Issued capital | R$					R$ 1,323.0
Shares issued (in shares)					63,000,000